Document and Entity Information	Mar. 12, 2021
Cover [Abstract]
Entity Registrant Name	ALASKA COMMUNICATIONS SYSTEMS GROUP INC
Amendment Flag	false
Entity Central Index Key	0001089511
Document Type	8-K
Document Period End Date	Mar. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38341
Entity Tax Identification Number	52-2126573
Entity Address, Address Line One	600 Telephone Avenue
Entity Address, City or Town	Anchorage
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99503-6091
City Area Code	907
Local Phone Number	297 - 3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.01 par value per share
Trading Symbol	ALSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false